SCHEDULE OF FAIR VALUE WARRANTS ESTIMATED USING BLACK SCHOLES VALUATION MODEL (Details)	Dec. 31, 2022	Mar. 31, 2022 $ / shares	Jun. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected Term	11 months 1 day
Strike price		$ 0.15
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected Term		1 year	1 year 6 months
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant measurement percentage		115.1
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant measurement percentage			152.3
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant measurement percentage			164.8
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant measurement percentage		1.36
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant measurement percentage			0.09
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant measurement percentage			0.11
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant measurement percentage		0.00	0.00